Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of debt and reconciliation to carrying amount
Borrowings under Revolving Credit Facility	$ 3	$ 17
Less: Current portion of long-term debt		(11)
Carrying amount of long-term debt	4,125	4,126
L-3 Holdings (Parent) [Member]
Components of debt and reconciliation to carrying amount
3% Convertible Contingent Debt Securities due 2035	689	700
Principal amount of long-term debt	4,139	4,150
Less: Unamortized discounts	(14)	(13)
Carrying amount of long-term debt	4,125	4,137
Less: Current portion of long-term debt		(11)
Carrying amount of long-term debt	689	687
L-3 Communications [Member]
Components of debt and reconciliation to carrying amount
Borrowings under Revolving Credit Facility
3.95% Senior Notes due 2016	500
5.20% Senior Notes due 2019	1,000	1,000
4.75% Senior Notes due 2020	800	800
4.95% Senior Notes due 2021	650
Subtotal	3,450	3,450
Less: Current portion of long-term debt		(11)
Carrying amount of long-term debt	4,125	4,126
5 7/8% Senior Subordinated Notes due 2015 [Member] | L-3 Communications [Member]
Components of debt and reconciliation to carrying amount
Senior Subordinated Notes due 2015		650
6 3/8% Senior Subordinated Notes due 2015 [Member] | L-3 Communications [Member]
Components of debt and reconciliation to carrying amount
Senior Subordinated Notes due 2015	$ 500	$ 1,000